Cover	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34470
Entity Registrant Name	ECHO GLOBAL LOGISTICS, INC.
Entity Central Index Key	0001426945
Entity Tax Identification Number	20-5001120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 West Chicago Avenue
Entity Address, Address Line Two	Suite 725
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	354-7993
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	ECHO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false